Trade and other payables	12 Months Ended
Dec. 31, 2017
Trade and other payables
Trade and other payables

12.    Trade and other payables

	Dec 31, 2017	Dec 31, 2016
Amounts due within one year	US $	US $
Trade payables (1)	6,464,038	734,405
Accrued expenses — Contract research organization	1,293,379	10,854,531
Accrued expenses — Other	3,007,893	727,947
Amounts due to affiliates	—	78
Other payable	124,244	2,156

	10,889,554	12,319,117

(1)	Trade payables include $5,704,052 owed to the Group’s contract research organization.

The Directors estimate that the carrying value of trade and other payables approximated their fair value.  The amounts due to the Group’s contract research organization are due in 2018.